Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax, Domestic and Foreign

United States and foreign components of income before income taxes were as follows:

	For the Years Ended December 31,
	2019	2018
United States	$(14,210,716)	$(5,828,261)
Foreign	(7,811)	788,159
Income before income taxes	$(14,218,527)	$(5,040,102)

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets or liabilities are presented below:

	For the Years Ended December 31,
	2019	2018
Deferred tax assets:
Stock-based compensation	$987,747	$682,115
Goodwill and intangible assets	-	19,410
Operating lease liabilities	158,430	-
Net operating loss carryforwards	2,324,863	493,063
Less: valuation allowance	(2,424,196)	(1,194,587)
Net deferred tax assets	$1,046,844	$-

Deferred tax liabilities:
Right of use assets	(153,741)	-
Goodwill and intangible assets	(811,000)	-
Property and equipment	$(82,103)	$341
Net deferred tax liabilities	$(1,046,844)	$341
Net deferred tax liabilities	$-	$341

Schedule of Components of Income Tax Expense (Benefit)

The income tax provision (benefit) consists of the following:

	For the Years Ended December 31,
	2019	2018
Current:
Federal	$-	$10,185
Foreign	3,166	292,491
State and local	(22,372)	35,107
Total current	$(19,206)	$337,783

Deferred:
Federal	$(896,468)	$(722,975)
Foreign	(341)	(2,316)
State and local	(333,141)	(10,102)
Less: valuation allowance	1,229,609	701,525
Total deferred	$(341)	$(33,868)
Income tax provision (benefit)	$19,547	$303,915

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the Years Ended December 31,
	2019	2018
Tax at federal statutory rate	21.0%	21.0%
Effect of U.S. tax law change	0.0%	0.0%
U.S. income attributable to pass-through entity	0.0%	0.0%
U.S. income subject to valuation allowance	-14.6%	-20.5%
State and local income taxes	0.2%	0.0%
Foreign income not subject to U.S. federal tax	0.0%	0.0%
Foreign tax	0.0%	-6.3%
Nondeductible expenses	-6.5%	0.0%
Other	0.0%	-0.2%
Effective income tax rate	0.1%	-6.0%